OPERATING COSTS AND EXPENSES - Provisions or Operational Reversals (Details) - BRL (R$) R$ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
OPERATING CHARGES (REVERSALS), NET
Contingencies	R$ (671,329)		R$ (932,191)
Provision for losses o investments	(15,904)		(15,034)
(Provision)/Reversal for Implementation of Shares - Compulsory Loan	(10,854)		6,570
Provision for ANEEL - CCC			(30,808)
Provision for short liabilities	(23,324)
Guarantees	3,042		17,992
Provision for actuarial liabilities	(27,176)		(13,823)
Candiota III power plant - coal			(6,097)
GAG improvement	(75,112)		(51,096)
Other	10,188		18,872
Operating Charges (Reversals), Net	(2,070,442)	R$ (1,105,009)	(1,105,009)
Reversal of provisions for doubtful accounts	33,249	66,952
Allowance account for credit losses of financial assets	2,542,341	R$ 2,700,212	1,668,710	R$ 2,635,209
Amazonas Energia
OPERATING CHARGES (REVERSALS), NET
Allowance account for credit losses of financial assets	929,640		886,257
Financing and Loans
OPERATING CHARGES (REVERSALS), NET
ECL	(363,582)		(10,524)
Accounts receivable
OPERATING CHARGES (REVERSALS), NET
ECL	R$ (896,391)		R$ (88,870)